COMMITMENTS (Details)	Sep. 30, 2024 USD ($)
Within 15 days of acquisition
Commitments
Introductory agent fee commitment	$ 5,000
6 months after acquisition
Commitments
Introductory agent fee commitment	5,000
12 months after acquisition
Commitments
Introductory agent fee commitment	5,000
18 months after acquisition
Commitments
Introductory agent fee commitment	5,000
24 months after acquisition
Commitments
Introductory agent fee commitment	7,500
30 months after acquisition
Commitments
Introductory agent fee commitment	7,500
36 months after acquisition
Commitments
Introductory agent fee commitment	10,000
42 months after acquisition
Commitments
Introductory agent fee commitment	10,000
48 months after acquisition and every six months thereafter
Commitments
Introductory agent fee commitment	$ 15,000